Acquisition And Other Venture	6 Months Ended
Jun. 30, 2019
Acquisition and Other Venture [abstract]
Acquisition And Other Venture
3.	ACQUISITION AND OTHER VENTURE

On 7 June 2019, the Company and CEPR Limited (“CEPR”), a wholly-owned subsidiary of the Company, entered into a share purchase agreement with Joint Stock Company Novatek (“JSC Novatek”) and Ekropromstroy Limited Liability Company (“Ekropromstroy”), a wholly-owned subsidiary of JSC Novatek, pursuant to which, CEPR shall acquire 10% equity interest in Arctic LNG 2 LLC held by Ekropromstroy. The acquisition was subsequently completed on 19 July 2019.